Share-Based Expenses (Schedule of Grant Terms and Parameters Used to Determine Fair Value of Benefit for Grants) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares Years
29/01/2015 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	29/01/2015
Offerees	Officer and consultant
Number of instruments | shares	110,000
Vesting Period (Years)	2-4
Contractual life of the options (Years) | Years	7
Interest rate	1.50%
Expected volatility	48.61%	[1]
Average exercise price	$ 5.83	[2]
Share price that served as a basis for pricing the option	5.35	[2]
Total fair value of the benefit on the grant date	$ 268,000
15/02/2015 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	15/02/2015
Offerees	Employees
Number of instruments | shares	104,250
Vesting Period (Years)	2-4
Contractual life of the options (Years) | Years	7
Interest rate	1.65%
Expected volatility	48.65%	[1]
Average exercise price	$ 5.86	[2]
Share price that served as a basis for pricing the option	5.86	[2]
Total fair value of the benefit on the grant date	$ 269,000
26/02/2015 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	26/02/2015
Offerees	Officer
Number of instruments | shares	100,000
Contractual life of the options (Years) | Years	7
Interest rate	1.44%
Expected volatility	48.69%	[1]
Average exercise price	$ 6.28	[2]
Share price that served as a basis for pricing the option	5.82	[2]
Total fair value of the benefit on the grant date	$ 261,000
26/02/2015 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting Period (Years)	1.5
26/02/2015 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting Period (Years)	3.5
04/05/2015 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	04/05/2015
Offerees	Employees and consultant
Number of instruments | shares	144,500
Vesting Period (Years)	2-4
Contractual life of the options (Years) | Years	7
Interest rate	1.36%
Expected volatility	48.88%	[1]
Average exercise price	$ 6.44	[2]
Share price that served as a basis for pricing the option	6.44	[2]
Total fair value of the benefit on the grant date	$ 440,000
15/07/2015 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	15/07/2015
Offerees	Officers, employees and consultants
Number of instruments | shares	941,900
Vesting Period (Years)	2-4
Contractual life of the options (Years) | Years	7
Interest rate	2.03%
Expected volatility	48.84%	[1]
Average exercise price	$ 7.17	[2]
Share price that served as a basis for pricing the option	7.17	[2]
Total fair value of the benefit on the grant date	$ 3,269,000
08/10/2015 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	08/10/2015
Offerees	CEO
Number of instruments | shares	60,000
Vesting Period (Years)	2-4
Contractual life of the options (Years) | Years	6.77
Interest rate	1.70%
Expected volatility	49.37%	[1]
Average exercise price	$ 7.01	[2]
Share price that served as a basis for pricing the option	5.75	[2]
Total fair value of the benefit on the grant date	$ 153,000
29/10/2015 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	29/10/2015
Offerees	Employees
Number of instruments | shares	113,500
Vesting Period (Years)	2-4
Contractual life of the options (Years) | Years	7
Interest rate	1.64%
Expected volatility	48.92%	[1]
Average exercise price	$ 5.81	[2]
Share price that served as a basis for pricing the option	5.56	[2]
Total fair value of the benefit on the grant date	$ 294,000
14/02/2016 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	14/02/2016
Offerees	Employees and consultants
Number of instruments | shares	112,500
Vesting Period (Years)	2-4
Contractual life of the options (Years) | Years	7
Interest rate	1.48%
Expected volatility	49.25%	[1]
Average exercise price	$ 5.32	[2]
Share price that served as a basis for pricing the option	4.35	[2]
Total fair value of the benefit on the grant date	$ 216,000
02/05/2016 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	02/05/2016
Offerees	Employee
Number of instruments | shares	42,500
Vesting Period (Years)	2-4
Contractual life of the options (Years) | Years	7
Interest rate	1.52%
Expected volatility	48.14%	[1]
Average exercise price	$ 6.06	[2]
Share price that served as a basis for pricing the option	6.06	[2]
Total fair value of the benefit on the grant date	$ 120,000
10/05/2016 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	10/05/2016
Offerees	Consultant
Number of instruments | shares	25,000
Vesting Period (Years)	2-4
Contractual life of the options (Years) | Years	7
Interest rate	1.47%
Expected volatility	48.10%	[1]
Average exercise price	$ 5.91	[2]
Share price that served as a basis for pricing the option	5.58	[2]
Total fair value of the benefit on the grant date	$ 68,000
18/05/2016 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	18/05/2016
Offerees	Officers and employees
Number of instruments | shares	1,424,327
Vesting Period (Years)	2-4
Average exercise price	$ 5.8	[2]
Share price that served as a basis for pricing the option	5.35	[2]
Total fair value of the benefit on the grant date	$ 3,474,000
18/05/2016 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Contractual life of the options (Years) | Years	1.95
Interest rate	0.24%
Expected volatility	44.22%	[1]
18/05/2016 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Contractual life of the options (Years) | Years	7.00
Interest rate	1.50%
Expected volatility	48.72%	[1]
19/07/2016 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	19/07/2016
Offerees	CEO
Number of instruments | shares	386,574
Vesting Period (Years)	2-4
Contractual life of the options (Years) | Years	6.77
Interest rate	1.43%
Expected volatility	46.83%	[1]
Average exercise price	$ 5.77	[2]
Share price that served as a basis for pricing the option	9.98	[2]
Total fair value of the benefit on the grant date	$ 2,333,000
28/07/2016 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	28/07/2016
Offerees	Officer, Employees and consultant
Number of instruments | shares	116,900
Vesting Period (Years)	2-4
Contractual life of the options (Years) | Years	7
Average exercise price	$ 9.79	[2]
Share price that served as a basis for pricing the option	9.79	[2]
Total fair value of the benefit on the grant date	$ 531,000
28/07/2016 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Interest rate	0.18%
Expected volatility	46.06%	[1]
28/07/2016 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Interest rate	1.42%
Expected volatility	46.73%	[1]
06/11/2016 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	06/11/2016
Offerees	Employees
Number of instruments | shares	240,850
Vesting Period (Years)	2-4
Average exercise price	$ 11.57	[2]
Share price that served as a basis for pricing the option	11.06	[2]
Total fair value of the benefit on the grant date	$ 1,209,000
06/11/2016 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Contractual life of the options (Years) | Years	1.48
Interest rate	0.22%
Expected volatility	45.94%	[1]
06/11/2016 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Contractual life of the options (Years) | Years	7.00
Interest rate	1.64%
Expected volatility	46.63%	[1]
28/11/2016 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	28/11/2016
Offerees	Directors
Number of instruments | shares	240,000
Vesting Period (Years)	1-3
Average exercise price	$ 11.71	[2]
Share price that served as a basis for pricing the option	11.4	[2]
Total fair value of the benefit on the grant date	$ 1,266,000
28/11/2016 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Contractual life of the options (Years) | Years	6.88
Interest rate	1.90%
Expected volatility	46.60%	[1]
28/11/2016 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Contractual life of the options (Years) | Years	7.00
Interest rate	1.94%
Expected volatility	46.62%	[1]
14/02/2017 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	14/02/2017
Offerees	Employees
Number of instruments | shares	201,500
Vesting Period (Years)	2-4
Average exercise price	$ 11.52	[2]
Share price that served as a basis for pricing the option	10.93	[2]
Total fair value of the benefit on the grant date	$ 1,009,000
14/02/2017 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Contractual life of the options (Years) | Years	1.21
Interest rate	0.20%
Expected volatility	46.34%	[1]
14/02/2017 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Contractual life of the options (Years) | Years	7.00
Interest rate	1.95%
Expected volatility	46.38%	[1]
04/05/2017 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	04/05/2017
Offerees	Employees and Consultant
Number of instruments | shares	74,500
Vesting Period (Years)	2-4
Average exercise price	$ 17.95	[2]
Share price that served as a basis for pricing the option	17.95	[2]
Total fair value of the benefit on the grant date	$ 642,000
04/05/2017 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Contractual life of the options (Years) | Years	0.99
Interest rate	0.17%
Expected volatility	46.68%	[1]
04/05/2017 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Contractual life of the options (Years) | Years	7.00
Interest rate	1.84%
Expected volatility	49.97%	[1]
15/06/2017 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	15/06/2017
Offerees	Employees and Officers
Number of instruments | shares	245,750
Vesting Period (Years)	2-4
Average exercise price	$ 19.56	[2]
Share price that served as a basis for pricing the option	17.62	[2]
Total fair value of the benefit on the grant date	$ 1,936,000
15/06/2017 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Contractual life of the options (Years) | Years	0.87
Interest rate	0.11%
Expected volatility	46.76%	[1]
15/06/2017 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Contractual life of the options (Years) | Years	7.00
Interest rate	1.68%
Expected volatility	48.25%	[1]
23/08/2017 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	23/08/2017
Offerees	Employees and Consultants
Number of instruments | shares	125,500
Vesting Period (Years)	2-4
Contractual life of the options (Years) | Years	7
Interest rate	1.26%
Expected volatility	47.22%	[1]
Average exercise price	$ 19.39	[2]
Share price that served as a basis for pricing the option	19.18	[2]
Total fair value of the benefit on the grant date	$ 1,120,000
07/09/2017 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	07/09/2017
Offerees	Consultant
Number of instruments | shares	50,000
Vesting Period (Years)	2
Contractual life of the options (Years) | Years	7
Interest rate	1.33%
Expected volatility	47.35%	[1]
Average exercise price	$ 23.6	[2]
Share price that served as a basis for pricing the option	23.6	[2]
Total fair value of the benefit on the grant date	$ 582,000
03/10/2017 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	3/10/2017
Offerees	Officer
Number of instruments | shares	135,000
Vesting Period (Years)	2-4
Contractual life of the options (Years) | Years	7
Interest rate	1.40%
Expected volatility	47.34%	[1]
Average exercise price	$ 25.04	[2]
Share price that served as a basis for pricing the option	25.04	[2]
Total fair value of the benefit on the grant date	$ 1,611,000
05/11/2017 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant date DD/MM/YEAR	05/11/2017
Offerees	Consultant
Number of instruments | shares	50,000
Vesting Period (Years)	2-4
Contractual life of the options (Years) | Years	7
Interest rate	1.37%
Expected volatility	47.70%	[1]
Average exercise price	$ 28.75	[2]
Share price that served as a basis for pricing the option	28.75	[2]
Total fair value of the benefit on the grant date	$ 7,140,000

[1]	Expected volatility is estimated by considering historic share price volatility of the Company. The risk-free interest rate was determined on the basis of non-interest bearing NIS-denominated Government debentures with a remaining life equal to the expected term of the options.
[2]	The exercise price and share price are denominated in NIS and are re-measured using historic exchange rates.